Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Percent of pre-tax income:
U.S. federal statutory income tax rate (as a percent)	35.00%	35.00%
State taxes, net of federal benefit (as a percent)	0.00%	3.40%
Permanent items (as a percent)	(1.00%)	(0.60%)
Research and development credit (as a percent)	1.00%	0.70%
Change in valuation allowance (as a percent)	(35.00%)	(33.30%)
Effective income tax rate (as a percent)	0.00%	5.20%
Deferred tax assets/liabilities
Federal net operating loss carryforwards	$ 29,464	$ 24,325
State and local net operating loss carryforwards	4,825	3,487
License and technology payments	5,566	6,099
Share-based compensation	476	220
Depreciation	(11)	(27)
Federal research and development credit carryforwards	1,562	1,417
State research and development credit carryforwards	781	708
Other	0
Deferred income tax assets	42,663	36,229
Valuation allowance	(42,663)	(36,229)
Net deferred tax assets (liabilities)	$ 0